Fair Value of Financial Instruments - Schedule of Assets Measured at Fair Value On a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Foreign currencies derivatives	$ 155	$ 3
Total	155	3
Level 1 [Member]
Foreign currencies derivatives
Total
Level 2 [Member]
Foreign currencies derivatives	155	3
Total	155	3
Level 3 [Member]
Foreign currencies derivatives
Total